condensed interim consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2022	1,431
Balance at Dec. 31, 2022	$ 11,399	$ 956	$ 4,104	$ 110	$ 16,569	$ 1,089	$ 17,658
Net income			417		417	3	420
Other comprehensive income (loss)			(1)	(61)	(62)	(17)	(79)
Dividends			(1,032)		(1,032)		(1,032)
Dividends reinvested and optional cash payments (in shares)	14
Dividends reinvested and optional cash payments	$ 371				371		371
Equity accounted share-based compensation		55			55	(1)	54
Change in ownership interests of subsidiaries	$ 54	35			89	98	187
Change in ownership interests of subsidiaries (in shares)	2
Balance (in shares) at Jun. 30, 2023	1,447
Balance at Jun. 30, 2023	$ 11,824	1,046	3,488	49	16,407	1,172	17,579
Balance (in shares) at Dec. 31, 2023	1,468
Balance at Dec. 31, 2023	$ 12,324	997	2,835	(44)	16,112	1,190	17,302
Net income			355		355	6	361
Other comprehensive income (loss)			51	40	91	30	121
Dividends			(1,131)		(1,131)		(1,131)
Dividends reinvested and optional cash payments (in shares)	14
Dividends reinvested and optional cash payments	$ 314				314		314
Equity accounted share-based compensation	2	56			58	(3)	55
Issue of Common Shares in business combination	$ 7				7		7
Change in ownership interests of subsidiaries		3			3	13	16
Balance (in shares) at Jun. 30, 2024	1,482
Balance at Jun. 30, 2024	$ 12,647	$ 1,056	$ 2,110	$ (4)	$ 15,809	$ 1,236	$ 17,045